RELATED PARTY TRANSACTIONS - Schedule of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Remuneration expense	$ 4,178	$ 3,731	$ 3,379
Share-based payments	3,007	2,527	2,278
Other expenses	0	0	8
Expenses	$ 7,185	$ 6,258	$ 5,665